Schedule of Investments(a)
July 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–94.69%
Aerospace & Defense–1.71%
General Dynamics Corp.	1,233,211	$229,303,253
Raytheon Co.	517,193	94,279,112
		323,582,365
Air Freight & Logistics–1.20%
United Parcel Service, Inc., Class B	1,907,344	227,870,388
Apparel Retail–1.35%
TJX Cos., Inc. (The)	4,696,255	256,227,673
Apparel, Accessories & Luxury Goods–0.52%
Columbia Sportswear Co.	923,992	97,924,672
Asset Management & Custody Banks–0.67%
Federated Investors, Inc., Class B	3,643,609	126,615,413
Brewers–3.41%
Anheuser-Busch InBev S.A./N.V. (Belgium)	2,679,183	270,980,022
Heineken N.V. (Netherlands)	3,487,825	374,348,540
		645,328,562
Construction Machinery & Heavy Trucks–0.94%
Cummins, Inc.	1,087,608	178,367,712
Consumer Finance–1.52%
American Express Co.	2,312,630	287,621,793
Data Processing & Outsourced Services–1.27%
Automatic Data Processing, Inc.	1,450,108	241,471,984
Diversified Chemicals–0.39%
BASF S.E. (Germany)	1,102,438	73,663,196
Electric Utilities–11.44%
American Electric Power Co., Inc.	3,508,134	308,049,246
Duke Energy Corp.	2,686,126	232,940,847
Entergy Corp.	5,594,932	590,936,718
Exelon Corp.	9,427,795	424,816,443
PPL Corp.	14,013,235	415,212,153
SSE PLC (United Kingdom)	14,658,235	195,755,508
		2,167,710,915
Electrical Components & Equipment–1.60%
ABB Ltd. (Switzerland)	10,694,819	201,019,003
Emerson Electric Co.	1,563,699	101,452,791
		302,471,794
Fertilizers & Agricultural Chemicals–0.65%
Nutrien Ltd. (Canada)	2,237,649	122,682,438
Food Distributors–1.15%
Sysco Corp.	3,180,530	218,088,942
Shares		Value
General Merchandise Stores–1.19%
Target Corp.	2,605,670	$225,129,888
Health Care Equipment–0.39%
Stryker Corp.	355,618	74,601,544
Household Products–5.14%
Kimberly-Clark Corp.	3,022,390	409,987,203
Procter & Gamble Co. (The)	4,770,414	563,099,669
		973,086,872
Industrial Conglomerates–1.11%
Siemens AG (Germany)	1,918,152	210,562,513
Industrial Machinery–2.56%
Flowserve Corp.(b)	7,575,105	378,982,503
Pentair PLC	2,711,271	105,224,428
		484,206,931
Integrated Oil & Gas–3.55%
Royal Dutch Shell PLC, Class B (United Kingdom)	2,936,446	92,680,269
Suncor Energy, Inc. (Canada)	8,018,503	230,080,852
TOTAL S.A. (France)	6,763,827	350,480,217
		673,241,338
Integrated Telecommunication Services–4.62%
AT&T, Inc.	14,703,467	500,653,051
BT Group PLC (United Kingdom)	74,068,770	172,894,927
Deutsche Telekom AG (Germany)	12,324,565	202,697,811
		876,245,789
Motorcycle Manufacturers–1.22%
Harley-Davidson, Inc.	6,462,624	231,232,687
Multi-line Insurance–3.29%
Hartford Financial Services Group, Inc. (The)	10,813,674	623,192,033
Multi-Utilities–5.84%
Consolidated Edison, Inc.	3,703,932	314,686,063
Dominion Energy, Inc.	5,845,150	434,236,193
Sempra Energy	2,636,035	356,998,220
		1,105,920,476
Oil & Gas Equipment & Services–0.86%
Baker Hughes, a GE Co., Class A	6,448,831	163,735,819
Oil & Gas Exploration & Production–1.36%
ConocoPhillips	4,346,440	256,787,675
Packaged Foods & Meats–9.87%
Campbell Soup Co.	8,415,704	347,905,203
Danone S.A. (France)	1,812,902	157,177,906
General Mills, Inc.	11,366,532	603,676,515

See accompanying notes which are an integral part of this schedule.
Invesco Diversified Dividend Fund

Shares		Value
Packaged Foods & Meats–(continued)
Kraft Heinz Co. (The)	3,883,517	$124,311,379
Mondelez International, Inc., Class A	7,063,745	377,839,720
Nestle S.A. (Switzerland)	2,435,982	258,500,233
		1,869,410,956
Paper Packaging–2.33%
Avery Dennison Corp.	852,850	97,966,879
International Paper Co.	4,604,920	202,202,037
Sonoco Products Co.	2,355,955	141,427,979
		441,596,895
Personal Products–1.39%
L’Oreal S.A. (France)	983,639	263,018,064
Pharmaceuticals–6.67%
Bayer AG (Germany)	3,636,167	236,173,676
Bristol-Myers Squibb Co.	5,078,366	225,530,234
Eli Lilly and Co.	2,575,621	280,613,908
Johnson & Johnson	1,558,593	202,959,981
Merck & Co., Inc.	3,840,674	318,737,535
		1,264,015,334
Property & Casualty Insurance–1.87%
Travelers Cos., Inc. (The)	2,418,346	354,577,890
Regional Banks–7.58%
Comerica, Inc.	975,923	71,437,564
Cullen/Frost Bankers, Inc.	1,400,430	132,956,824
Fifth Third Bancorp	6,343,016	188,324,145
KeyCorp	4,622,861	84,921,956
M&T Bank Corp.	2,445,647	401,697,520
PNC Financial Services Group, Inc. (The)	1,782,381	254,702,245
Shares		Value
Regional Banks–(continued)
Zions Bancorp. N.A.	6,696,044	$301,790,703
		1,435,830,957
Restaurants–0.46%
Darden Restaurants, Inc.	710,498	86,368,137
Soft Drinks–2.91%
Coca-Cola Co. (The)	10,469,471	551,008,259
Specialized REITs–1.35%
Weyerhaeuser Co.	10,087,950	256,334,809
Tobacco–1.31%
Altria Group, Inc.	2,353,833	110,794,919
Philip Morris International, Inc.	1,644,081	137,461,613
		248,256,532
Total Common Stocks & Other Equity Interests (Cost $13,795,418,415)		17,937,989,245
Money Market Funds–5.02%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(c)	333,066,062	333,066,062
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(c)	237,912,859	238,008,024
Invesco Treasury Portfolio, Institutional Class, 2.15%(c)	380,646,928	380,646,928
Total Money Market Funds (Cost $951,656,386)		951,721,014
TOTAL INVESTMENTS IN SECURITIES–99.71% (Cost $14,747,074,801)		18,889,710,259
OTHER ASSETS LESS LIABILITIES–0.29%		55,104,310
NET ASSETS–100.00%		$18,944,814,569
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of July 31, 2019 represented 2.00% of the Fund’s Net Assets. See Note 2.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
09/13/2019	Citibank, N.A.	EUR	389,390,101	USD	438,765,155	$6,254,115
09/13/2019	State Street Bank and Trust Co.	EUR	389,382,870	USD	438,835,273	6,332,265
Total Forward Foreign Currency Contracts						$12,586,380

Abbreviations:
EUR	—Euro
USD	—U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco Diversified Dividend Fund

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Diversified Dividend Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$14,878,037,360	$3,059,951,885	$—	$17,937,989,245
Money Market Funds	951,721,014	—	—	951,721,014
Total Investments in Securities	15,829,758,374	3,059,951,885	—	18,889,710,259
Other Investments - Assets*
Forward Foreign Currency Contracts	—	12,586,380	—	12,586,380
Total Investments	$15,829,758,374	$3,072,538,265	$—	$18,902,296,639

*	Unrealized appreciation.
NOTE 2—Investments in Other Affiliates
The Investment Company Act of 1940, as amended (the "1940 Act"), defines an "affiliated person" as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates (excluding affiliated money market funds) for the three months ended July 31, 2019.
	Value 10/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value 07/31/19	Dividend Income
Flowserve Corp.	$ 365,743,226	$ 7,568,321	$ (29,384,607)	$ 34,511,138	$ 544,425	$ 378,982,503	$ 4,573,273
Invesco Diversified Dividend Fund